Discontinued Operations (Narratives) (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Hotel	Dec. 31, 2012 BE Aerospace	Sep. 30, 2011 Career Education Institute	Dec. 31, 2010 Career Education Institute	Sep. 30, 2013 Merger property	Dec. 31, 2012 Merger property	Sep. 30, 2013 Merger property WPC/CPA 15 Merger	Sep. 30, 2013 Merger property WPC/CPA 15 Merger Affiliate	Sep. 30, 2013 Domestic properties sold in 2013 property	Dec. 31, 2012 Domestic properties sold in 2013	Sep. 30, 2013 Domestic properties sold in 2013 Assets held-for-sale property	Dec. 31, 2012 Domestic properties sold in 2012 property	Dec. 31, 2011 Domestic properties sold in 2012	Dec. 31, 2010 Domestic properties sold in 2012	Dec. 31, 2011 Domestic properties sold in 2011 property	Dec. 31, 2010 Domestic properties sold in 2011	Dec. 31, 2010 Domestic properties sold in 2010 property
Discontinued Operation Additional Disclosures
Properties sold												7		3	13			7		7
Contract selling price of property				$ 3,800,000	$ 25,300,000			$ 16,400,000	$ 1,400,000			$ 22,700,000			$ 44,800,000			$ 12,500,000		$ 14,600,000
Gain (loss) on sale of property					(500,000)							600,000			(1,400,000)			(3,400,000)		500,000
Gain (loss) on deconsolidation	0	1,008,000	0			1,000,000
Asset to be disposed, carrying value						5,300,000
Impairment charges	22,962,000	11,838,000	14,241,000	1,100,000			5,600,000					3,900,000	200,000		12,500,000	11,800,000	500,000	100,000	2,700,000	5,900,000
Goodwill written off									3,200,000			1,200,000
Non-recourse mortgage	23,800,000	29,000,000	35,000,000			6,300,000						5,700,000
Gain (loss) on extinguishment of debt												$ 100,000
Equity method investment, ownership percentage										44.00%	56.00%